Related-Party Transactions	12 Months Ended
Dec. 31, 2025
EBP 385
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related-Party Transactions	Related-Party Transactions
The Plan held cash and cash equivalents in accounts managed by BPPR as of December 31, 2025, including both the BPPR Time Deposit Open Account and the BPPR Bank Deposit Sweep Program. The Plan also held investments in the Fidelity Contrafund and Fidelity Growth Fund as of December 31, 2025, which represent mutual funds managed by Fidelity. These transactions are considered exempt party-in-interest transactions.
Eligible participants may borrow from their individual account balance in the Plan as discussed in Note 1, and these transactions are considered exempt party-in-interest transactions.
At December 31, 2025 and 2024, respectively, the Plan held 9,506 and 14,332 shares of PPG Industries, Inc. common stock, the Plan Sponsor. During the year ended December 31, 2025, the Plan's investment in the Company’s common stock included purchases and sales of $84,409 and $148,374, respectively. These transactions are considered exempt party-in-interest transactions. Dividends earned on PPG Industries, Inc. common stock were $28,171 in 2025.